Investments in affiliated companies	12 Months Ended
Mar. 31, 2015
Investments in affiliated companies

7.    Investments in affiliated companies:

Philippine Long Distance Telephone Company—

From March 2007 to February 2008, NTT DOCOMO additionally acquired approximately 7% of the outstanding common shares of Philippine Long Distance Telephone Company (“PLDT”), a telecommunications operator in the Philippines, for ¥98,943 million in the market. Together with the approximately 13% of PLDT’s outstanding common shares held before the additional acquisition by NTT DOCOMO, NTT Group held approximately 21% of the total outstanding common shares of PLDT as of March 31, 2008 and obtained the ability to exercise significant influence over PLDT. Accordingly, NTT Group accounted for its investment in PLDT by applying the equity method during the fiscal year ended March 31, 2008. Furthermore, NTT DOCOMO acquired an additional common equity interest for ¥19,519 million in November 2011, because PLDT acquired Digital Telecommunications Philippines, Inc. through a stock swap; and this was projected to decrease NTT Group’s interest in PLDT. As a result, NTT Group held approximately 20% of PLDT’s outstanding common shares.

In October 2012, PLDT issued voting preferred stocks in order to dilute the foreign ownership interest in PLDT to less than the 40%, as a decision of the Supreme Court of the Philippines increased the foreign ownership percentage of PLDT in excess of 40% limit, which conflicts with a restriction on a foreign ownership in Philippines. As a result, NTT’s voting interest in PLDT decreased to approximately 12% from 20%. At that time, the guidelines of foreign ownership requirements were not clearly finalized yet, and therefore there was uncertainty about the foreign ownership requirements. As a consequence, NTT Group determined it no longer had the ability to exercise significant influence over PLDT during the three-month period ended December 31, 2012 and discontinued the application of the equity method of accounting for the investment in PLDT.

In May 2013, the Securities and Exchange Commission in the Philippines announced a memorandum to clarify the guideline of foreign ownership requirements. NTT Group has determined it has the ability to exercise significant influence over PLDT, and therefore, NTT Group has reinstated the equity method of accounting retrospectively for its investment in PLDT. Consequently, the consolidated financial statements for the fiscal year ended March 31, 2013 have been revised for this reinstatement. The main effects on the consolidated financial statements for the fiscal year ended March 31, 2013 due to the revisions are as follows:

Effects on consolidated balance sheet	Millions of yen
Line items	As previously reported	Adjustments	As revised

Investments in affiliated companies	¥411,371	¥140,512	¥551,883
Marketable securities and other investments	660,823	(303,601)	357,222
Deferred income taxes	694,361	58,467	752,828
Total investments and other assets	5,207,714	(104,622)	5,103,092
Retained earnings	5,229,407	(2,139)	5,227,268
Accumulated other comprehensive income (loss)	(107,476)	(85,456)	(192,932)
Total NTT shareholders’ equity	8,319,034	(87,595)	8,231,439
Noncontrolling interests	2,307,591	(17,027)	2,290,564

Effects on consolidated statement of income	Millions of yen
Line items	As previously reported	Adjustments	As revised

Other, net	¥35,832	¥(3,452)	¥32,380
Income before income taxes and equity in earnings (losses) of affiliated companies	1,201,099	(3,452)	1,197,647
Income tax expense (benefit)—Deferred	11,660	299	11,959
Equity in earnings (losses) of affiliated companies	(17,707)	1,614	(16,093)
Net income	709,739	(2,139)	707,600
Net income attributable to NTT	524,071	(2,139)	521,932

Effect on per share data	yen
Line items	As previously reported	Adjustments	As revised

Net income attributable to NTT	432.44	(1.77)	430.68

Effects on consolidated statement of comprehensive income	Millions of yen
Line items	As previously reported	Adjustments	As revised

Unrealized gain (loss) on securities	¥146,849	¥(99,340)	¥47,509
Unrealized gain (loss) on derivative instruments	(4,756)	20	(4,736)
Foreign currency translation adjustments	114,739	(2,351)	112,388
Pension liability adjustments	36,458	(812)	35,646
Total other comprehensive income (loss)	293,290	(102,483)	190,807
Total comprehensive income (loss)	1,003,029	(104,622)	898,407
Total comprehensive income (loss) attributable to NTT	774,438	(87,595)	686,843

NTT Group’s carrying amount of its investment in PLDT was ¥154,613million and ¥168,968 million as of March 31, 2014 and 2015, respectively. The aggregate market price of the PLDT shares owned by NTT Group was ¥277,025 million and ¥340,268 million as of March 31, 2014 and 2015, respectively.

Tata Teleservices Limited—

On November 12, 2008, NTT DOCOMO entered into a capital alliance with Tata Teleservices Limited (“TTSL”) and Tata Sons Limited (“Tata Sons”), the parent company of TTSL. On March 25, 2009, NTT Group acquired approximately 26% of the outstanding common shares of TTSL for ¥252,321 million pursuant to the capital alliance and accounted for the investment by applying the equity method.

NTT DOCOMO made additional investments totaling ¥14,424 million in response to a rights offering that TTSL commenced in March and May, 2011. TTSL has used the capital increase to strengthen the quality of the 3G network in India’s market. As a result of its participation in the rights offering, NTT Group’s equity interest in TTSL slightly increased to approximately 26.5%.

NTT DOCOMO determined that the decline in value below carrying amount was other-than-temporary and recognized impairment charges of ¥6,813 million and ¥51,244 million related to its investment in TTSL for the fiscal years ended March 31, 2013 and 2014, respectively.

Under the shareholders agreement (the “Agreement”) entered into among TTSL, Tata Sons and NTT DOCOMO, when NTT DOCOMO entered into a business alliance with TTSL in March 2009, NTT DOCOMO shall have certain shareholder rights including the right to require Tata Sons to find a suitable buyer for NTT DOCOMO’s entire stake (1,248,974,378 shares, or approximately 26.5% of outstanding shares) in TTSL for 50% of the NTT DOCOMO’s acquisition price, which amounts to 72.5 billion Indian rupees (or ¥141.4 billion*) or at fair value, whichever is higher, in the event that TTSL fails to achieve certain specified performance targets by March 31, 2014. The right became exercisable on May 30, 2014, and NTT DOCOMO exercised the right on July 7, 2014.

The obligation of Tata Sons under the Agreement was not fulfilled, although NTT DOCOMO repeatedly held discussions with Tata Sons in regards to the sale of its entire stake in TTSL, pursuant to the Agreement. Accordingly, NTT DOCOMO submitted its request for arbitration to the London Court of International Arbitration on January 3, 2015.

The sale of investment in TTSL has not been completed as Tata Sons has not fulfilled its obligation, and thus NTT DOCOMO has not accounted for the sales transaction for the year ended March 31, 2015. NTT DOCOMO continues to account for the investment in TTSL under the equity method as NTT DOCOMO continues to hold approximately 26.5% of the outstanding voting shares of TTSL and have the representation on the board of directors of TTSL even after submitting the request for arbitration. The financial effect of this matter cannot be estimated at this time due to the aforementioned uncertainties surrounding this investment. NTT DOCOMO may recognize a gain or loss upon disposition of its TTSL shares or in the event that it becomes probable that the likelihood of the transaction as described above will not be carried out.

Impairment—

NTT Group reviews factors such as the financial condition and near-term prospects of its affiliates on a regular basis in order to determine if any decline in investment values was other than temporary.

NTT Group reviewed the business outlook of TTSL in order to determine if the value of the investment in TTSL has suffered a decline that was other than temporary because of the recent economic and financial environment surrounding its industry.

During the fiscal year ended March 31, 2013, NTT Group’s estimated future cash flows of TTSL were adjusted downward as a result of the intensifying tariff competition among mobile network operators in India, and NTT DOCOMO’s views of its long term outlook at that time and NTT Group concluded that the recoverable amount was significantly below carrying amount and that this impairment was other than temporary. Consequently, NTT Group recognized an impairment charge.

During the fiscal year ended March 31, 2014 NTT DOCOMO’s estimate of future cash flows of TTSL were further revised downward as a result of the growing business risk of mobile network operators in India, including an increase in the cost of maintaining or acquiring frequency spectrum due to a steep rise of the auction price of frequency spectrum in India. Reflecting growing business risk and recent operating results of TTSL, the weighted average cost of capital increased to 12.6%, which was applied to these revised estimated cash flows and NTT Group concluded that the decline in value was other than temporary. Consequently, NTT Group recognized an additional impairment charge.

*	1 rupee = ¥1.95 as of May 29, 2015

As a result of this review and evaluation, NTT Group determined that there were other-than-temporary declines in values of certain investments including TTSL and recognized impairment charges aggregating ¥25,913 million and ¥51,279 million, for the fiscal years ended March 31, 2013 and 2014, respectively. These impairment losses are included in the consolidated statements of income under “Equity in earnings (losses) of affiliated companies.” During the fiscal year ended March 31, 2015, NTT Group determined that the value of the investment in TTSL has not suffered a decline that was other than temporary.

NTT’s share of undistributed earnings of its affiliated companies included in its consolidated retained earnings were ¥76,040 million, ¥100,976 million and ¥90,631 million as of March 31, 2013, 2014 and 2015, respectively.

NTT Group’s total investment in its affiliated publicly-held companies at March 31, 2014 and 2015 were ¥172,199 million and ¥187,209 million, respectively, and based on quoted market prices at that date, the related market values were ¥310,500 million and ¥368,000 million, respectively.

The total carrying amounts of NTT’s investments in affiliates in the consolidated balance sheets at March 31, 2014 and 2015 were greater by ¥260,664 million and by ¥273,416 million, respectively, than its aggregate underlying equity in net assets of such affiliates as of the date of the most recent available financial statements of the investees. The differences mainly consist of investor level goodwill and fair value adjustments for amortizable intangible assets.